Cover	Apr. 28, 2021
Document Information [Line Items]
Entity Address, State or Province	VA
7.35% Collateral Trust Bonds, due 2026
Document Information [Line Items]
Trading Symbol	NRUC 26
Title of 12(b) Security	7.35% Collateral Trust Bonds, due 2026
Security Exchange Name	NYSE
5.50% Subordinated Notes, due 2064
Document Information [Line Items]
Trading Symbol	NRUC
Title of 12(b) Security	5.50% Subordinated Notes, due 2064
Security Exchange Name	NYSE